                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
GROWTH-EQUITY                             A member of Lincoln Financial Group(R)














SEMIANNUAL REPORT OCTOBER 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE SELECT GROWTH FUND














[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
  Statement of Net Assets                                       3
  Statement of Operations                                       5
  Statements of Changes in Net Assets                           6
  Financial Highlights                                          7
  Notes to Financial Statements                                12
-----------------------------------------------------------------










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C) 2004 Delaware Distributors, L.P.

DISCLOSURE                        For the Period May 1, 2004 to October 31, 2004
  OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans-actional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DELAWARE SELECT GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending       Annualized   Expenses
                                                            Account     Account        Expense   Paid During
                                                             Value       Value         Ratio       Period
                                                             5/1/04     10/31/04                  5/1/04 to
                                                                                                  10/31/04
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $990.30         1.50%     $ 7.50
Class B                                                     1,000.00      987.00         2.25%      11.24
Class C                                                     1,000.00      986.80         2.25%      11.24
Class R                                                     1,000.00      988.90         1.85%       9.25
Institutional Class                                         1,000.00      991.90         1.25%       6.26
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.60         1.50%     $ 7.61
Class B                                                     1,000.00    1,013.83         2.25%      11.39
Class C                                                     1,000.00    1,013.83         2.25%      11.39
Class R                                                     1,000.00    1,015.84         1.85%       9.37
Institutional Class                                         1,000.00    1,018.85         1.25%       6.34
------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                             As of October 31, 2004 (Unaudited)
  DELAWARE SELECT GROWTH FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.01%
------------------------------------------------------------------------
Banking & Finance                                              16.63%
Basic Industry/Capital Goods                                    3.51%
Business Services                                               8.06%
Consumer Non-Durables                                           8.25%
Consumer Services                                               9.67%
Healthcare & Pharmaceuticals                                   22.94%
Insurance                                                       5.30%
Technology                                                     21.14%
Transportation                                                  1.51%
------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTES)                                 3.37%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   9.54%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              109.92%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (9.54%)
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.38%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                           DELAWARE SELECT GROWTH FUND
  OF NET ASSETS                                     October 31, 2004 (Unaudited)


                                                        Number of      Market
                                                         Shares        Value

COMMON STOCK - 97.01%
Banking & Finance - 16.63%
 +Affiliated Managers                                     172,800 $   9,649,152
 +AmeriTrade Holding                                    1,384,000    18,019,680
*+CapitalSource                                           669,600    14,999,040
  City National                                            87,100     6,001,190
 +E Trade Financial                                       543,400     7,009,860
  Eaton Vance                                             366,300    15,978,006
  Lehman Brothers Holdings                                 86,500     7,105,975
  Northern Trust                                           86,300     3,671,202
  Westcorp                                                291,100    11,620,712
                                                                  -------------
                                                                     94,054,817
                                                                  -------------
Basic Industry/Capital Goods - 3.51%
  duPont (E.I.) deNemours                                 307,700    13,191,099
  Great Lakes Chemical                                    259,300     6,643,266
                                                                  -------------
                                                                     19,834,365
                                                                  -------------
Business Services - 8.06%
 +Accenture                                               216,100     5,231,781
 +Educate                                                 259,200     3,120,768
*+Fisher Scientific International                         173,500     9,951,960
 +Huron Consulting                                        322,300     6,284,850
  Manpower                                                195,900     8,864,475
 +United Rentals                                          785,300    12,132,885
                                                                  -------------
                                                                     45,586,719
                                                                  -------------
Consumer Non-Durables - 8.25%
 +Bed Bath & Beyond                                       265,800    10,841,982
+#EOS International                                     3,735,100        37,351
 *PETsMART                                                286,200     9,152,676
  Staples                                                 541,100    16,092,314
*+Williams-Sonoma                                         276,000    10,534,920
                                                                  -------------
                                                                     46,659,243
                                                                  -------------
Consumer Services - 9.67%
*+Ask Jeeves                                              304,600     7,852,588
  Marriott International Class A                          262,300    14,292,727
*+Mediacom Communications                               1,455,100     9,530,905
 *Royal Caribbean Cruises                                 306,500    14,282,900
  Starwood Hotels & Resorts Worldwide                     182,800     8,725,044
                                                                  -------------
                                                                     54,684,164
                                                                  -------------
Healthcare & Pharmaceuticals - 22.94%
*+Anthem                                                  225,600    18,138,239
#+Conceptus                                               344,800     2,953,212
*+CV Therapeutics                                         736,100    12,314,953
 +First Horizon Pharmaceutical                            484,500    11,909,010
 *GlaxoSmithKline ADR                                     342,800    14,534,720
*+Invitrogen                                              145,900     8,447,610
*+MannKind                                                296,300     5,191,176
 *Medicis Pharmaceutical Class A                          246,400    10,021,088
 +Nektar Therapeutics                                     592,300     8,535,043
 +Pain Therapeutics                                     1,036,800     7,205,760
  Pfizer                                                  546,000    15,806,700
 +Protein Design Labs                                     765,900    14,666,985
                                                                  -------------
                                                                    129,724,496
                                                                  -------------
Insurance - 5.30%
  PartnerRe                                               337,400    19,619,810
  Radian Group                                            216,200    10,362,466
                                                                  -------------
                                                                     29,982,276
                                                                  -------------

                                                        Number of      Market
                                                         Shares        Value

COMMON STOCK (continued)
Technology - 21.14%
 +Amdocs Limited                                          229,300 $   5,766,895
  Analog Devices                                          309,000    12,440,340
  ASML Holding N.V.                                       680,300     9,694,275
  Certegy                                                 215,700     7,624,995
 +Cisco Systems                                           569,800    10,945,858
 +Convera                                                 795,100     3,299,665
 +Corning                                                 518,500     5,936,825
 +EMC                                                   1,154,725    14,861,311
  Henry (Jack) & Associates                               605,900    11,293,976
*+Mercury Interactive                                     326,300    14,171,209
 +Micrel                                                  400,300     4,495,369
 +Network Appliance                                       416,200    10,184,414
 +Red Hat                                                 689,300     8,850,612
                                                                  -------------
                                                                    119,565,744
                                                                  -------------
Transportation - 1.51%
 +Marten Transport                                        467,150     8,553,517
                                                                  -------------
                                                                      8,553,517
                                                                  -------------
Total Common Stock (cost $489,648,186)                              548,645,341
                                                                  -------------
                                                        Principal
                                                         Amount
FEDERAL AGENCY (DISCOUNT NOTES) - 3.37%
  Fannie Mae
    1.70% 11/10/04                                    $ 6,575,000     6,572,181
    1.74% 11/1/04                                      12,475,000    12,475,000
                                                                  --------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
  (cost $19,047,181)                                                 19,047,181
                                                                  --------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.38%
  (cost $508,695,367)                                               567,692,522
                                                                  --------------
                                                        Number of
                                                         Shares
SECURITIES LENDING COLLATERAL** - 9.54%
Investment Companies
  Mellon GSL DBT II Collateral Fund                    53,981,333    53,981,333
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $53,981,333)                                                 53,981,333
                                                                  -------------

STATEMENT                                            DELAWARE SELECT GROWTH FUND
  OF NET ASSETS (CONTINUED)



TOTAL MARKET VALUE OF SECURITIES - 109.92%
  (cost $562,676,700)                                             $621,673,855++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (9.54%)**                                           (53,981,333)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS -  (0.38%)                                           (2,133,555)
                                                                --------------
NET ASSETS APPLICABLE TO 28,952,931 SHARES
  OUTSTANDING - 100.00%                                         $  565,558,967
                                                                ==============

Net Asset Value - Delaware Select Growth Fund
  Class A ($202,671,382 / 9,895,566 Shares)                             $20.48
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
  Class B ($244,279,568 / 12,919,688 Shares)                            $18.91
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
  Class C ($82,007,240 / 4,384,338 Shares)                              $18.70
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
  Class R ($889,963 / 43,640 Shares)                                    $20.39
                                                                        ------
Net Asset Value - Delaware Select Growth Fund
  Institutional Class ($35,710,814 / 1,709,699 Shares)                  $20.89
                                                                        ------

COMPONENTS OF NET ASSETS AT OCTOBER 31, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                           $1,408,349,353
Accumulated net realized loss on investments                      (901,787,541)
Net unrealized appreciation of investments                          58,997,155
                                                                --------------
Total net assets                                                $  565,558,967
                                                                ==============

 *Security is fully or partially on loan.
**See Note 8 in "Notes to Financial Statements."
 +Non-income producing security for the period ended October 31, 2004. ++Includes $52,208,143 of securities loaned.
 #The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At October 31,2004, two securities were fair valued which represents 0.53% of the Fund's net assets.

SUMMARY OF ABBREVIATIONS:
ADR -- American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SELECT GROWTH FUND
Net asset value Class A (A)                                             $20.48
Sales charges (5.75% of offering price,
  or 6.10% of amount invested per share) (B)                              1.25
                                                                        ------
Offering price                                                          $21.73
                                                                        ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                          DELAWARE SELECT GROWTH FUND
  OF OPERATIONS                    Six Months Ended October 31, 2004 (Unaudited)


INVESTMENT INCOME:
  Dividends                                                        $ 1,886,435
  Securities lending income                                             52,494
  Interest                                                              92,010
  Foreign tax withheld                                                  (2,215)    $  2,028,724
                                                                   -----------     ------------

EXPENSES:
  Management fees                                                    2,242,394
  Distribution expenses -- Class A                                     273,562
  Distribution expenses -- Class B                                   1,296,813
  Distribution expenses -- Class C                                     448,032
  Distribution expenses -- Class R                                       1,748
  Dividend disbursing and transfer agent fees and expenses           1,906,281
  Reports and statements to shareholders                               130,255
  Accounting and administration expenses                               109,000
  Registration fees                                                     58,000
  Trustees' fees                                                        14,977
  Legal and professional fees                                           12,855
  Custodian fees                                                        13,027
  Other                                                                  7,000        6,513,944
                                                                   -----------
Less expenses absorbed or waived                                                       (696,218)
Less expenses paid indirectly                                                            (1,827)
                                                                                   ------------
Total expenses                                                                        5,815,899
                                                                                   ------------
NET INVESTMENT LOSS                                                                  (3,787,175)
                                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                   20,607,261
  Net change in unrealized appreciation/depreciation of investments                 (27,258,486)
                                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                      (6,651,225)
                                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(10,438,400)
                                                                                   ============

See accompanying notes

STATEMENTS                                           DELAWARE SELECT GROWTH FUND
  OF CHANGES IN NET ASSETS


                                                                                         Six Months        Year
                                                                                           Ended           Ended
                                                                                          10/31/04        4/30/04
                                                                                        (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                   $ (3,787,175)  $ (8,848,010)
  Net realized gain on investments                                                        20,607,261     46,423,531
  Net change in unrealized appreciation/depreciation of investments                      (27,258,486)    99,365,113
                                                                                        ------------   ------------
  Net increase (decrease) in net assets resulting from operations                        (10,438,400)   136,940,634
                                                                                        ------------   ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                               17,658,296     53,978,683
    Class B                                                                                2,974,713     12,751,639
    Class C                                                                                2,274,916     10,869,571
    Class R                                                                                  684,517        283,965
    Institutional Class                                                                    6,025,876     23,098,668

  Net assets from merger(1):
    Class A                                                                                       --      8,548,672
    Class B                                                                                       --      8,731,771
    Class C                                                                                       --      2,407,124
    Institutional Class                                                                           --         14,974
                                                                                        ------------   ------------
                                                                                          29,618,318    120,685,067
                                                                                        ------------   ------------

  Cost of shares repurchased:
    Class A                                                                              (54,482,959)   (77,190,091)
    Class B                                                                              (36,162,363)   (55,003,431)
    Class C                                                                              (17,101,107)   (31,624,760)
    Class R                                                                                 (106,056)       (14,135)
    Institutional Class                                                                  (12,096,784)   (25,034,451)
                                                                                        ------------   ------------
                                                                                        (119,949,269)  (188,866,868)
                                                                                        ------------   ------------
Decrease in net assets derived from capital share transactions                           (90,330,951)   (68,181,801)
                                                                                        ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                   (100,769,351)    68,758,833

NET ASSETS:
  Beginning of period                                                                    666,328,318    597,569,485
                                                                                        ------------   ------------
  End of period (there is no undistributed net investment income at each period end)    $565,558,967   $666,328,318
                                                                                        ============   ============

(1) See Note 6 in "Notes to Financial Statements."

See accompanying notes

FINANCIAL
  HIGHLIGHTS


Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Select Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                              Ended                              Year Ended
                                                           10/31/04(1)    4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $20.680     $16.700      $20.290     $24.890      $36.380     $25.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.081)     (0.171)      (0.147)     (0.193)      (0.302)     (0.294)
Net realized and unrealized gain (loss) on investments         (0.119)      4.151       (3.443)     (4.407)     (11.188)     12.393
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                               (0.200)      3.980       (3.590)     (4.600)     (11.490)     12.099
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --           --      (1.049)
In excess of net realized gain on investments                      --          --           --          --           --      (0.580)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --           --      (1.629)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $20.480     $20.680      $16.700     $20.290      $24.890     $36.380
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (0.97%)     23.83%      (17.69%)    (18.48%)     (31.57%)     47.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $202,671    $243,201     $208,395    $333,172     $475,767    $632,036
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.45%        1.37%       1.29%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.70%       1.86%        1.83%       1.50%        1.38%       1.29%
Ratio of net investment loss to average net assets             (0.83%)     (0.87%)      (0.92%)     (0.86%)      (0.90%)     (0.85%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.03%)     (1.23%)      (1.25%)     (0.91%)      (0.91%)     (0.85%)
Portfolio turnover                                                75%         82%          69%        127%         156%        183%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Select Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                            10/31/04(1)   4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $19.160     $15.590      $19.090     $23.600      $34.740     $24.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.150)     (0.308)      (0.259)     (0.340)      (0.521)     (0.544)
Net realized and unrealized gain (loss) on investments         (0.100)      3.878       (3.241)     (4.170)     (10.619)     11.923
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                               (0.250)      3.570       (3.500)     (4.510)     (11.140)     11.379
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --           --      (1.049)
In excess of net realized gain on investments                      --          --           --          --           --      (0.580)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --           --      (1.629)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.910     $19.160      $15.590     $19.090      $23.600     $34.740
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (1.30%)     22.90%      (18.33%)    (19.11%)     (32.07%)     46.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $244,280    $281,906     $257,542    $421,578     $588,152    $674,810
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.20%        2.12%       2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.45%       2.61%        2.58%       2.25%        2.13%       2.04%
Ratio of net investment loss to average net assets             (1.58%)     (1.62%)      (1.67%)     (1.61%)      (1.65%)     (1.60%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.78%)     (1.98%)      (2.00%)     (1.66%)      (1.66%)     (1.60%)
Portfolio turnover                                                75%         82%          69%        127%         156%        183%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Select Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                            10/31/04(1)   4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $18.950     $15.430      $18.890     $23.350      $34.370     $24.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.149)     (0.306)      (0.258)     (0.337)      (0.517)     (0.555)
Net realized and unrealized gain (loss) on investments         (0.101)      3.826       (3.202)     (4.123)     (10.503)     11.814
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                               (0.250)      3.520       (3.460)     (4.460)     (11.020)     11.259
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --           --      (1.049)
In excess of net realized gain on investments                      --          --           --          --           --      (0.580)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --           --      (1.629)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.700     $18.950      $15.430     $18.890      $23.350     $34.370
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (1.32%)     22.81%      (18.27%)    (19.14%)     (32.06%)     46.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $82,007     $98,549      $95,552    $166,246     $248,685    $304,078
Ratio of expenses to average net assets                         2.25%       2.25%        2.25%       2.20%        2.12%       2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.45%       2.61%        2.58%       2.25%        2.13%       2.04%
Ratio of net investment loss to average net assets             (1.58%)     (1.62%)      (1.67%)     (1.61%)      (1.65%)     (1.60%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.78%)     (1.98%)      (2.00%)     (1.66%)      (1.66%)     (1.60%)
Portfolio turnover                                                75%         82%          69%        127%         156%        183%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Select Growth Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months                           6/02/03(1)
                                                                           Ended                                 to
                                                                        10/31/04(2)                           4/30/04
                                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $20.620                               $18.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                                     (0.115)                               (2.370)
Net realized and unrealized gain (loss) on investments                     (0.115)                                4.460
                                                                          -------                               -------
Total from investment operations                                           (0.230)                                2.090
                                                                          -------                               -------

NET ASSET VALUE, END OF PERIOD                                            $20.390                               $20.620
                                                                          =======                               =======

TOTAL RETURN(4)                                                            (1.11%)                               11.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                      $890                                  $262
Ratio of expenses to average net assets                                     1.85%                                 1.85%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                   2.05%                                 2.21%
Ratio of net investment loss to average net assets                         (1.18%)                               (1.26%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                       (1.38%)                               (1.62%)
Portfolio turnover                                                            75%                                   82%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Select Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                            10/31/04(1)   4/30/04      4/30/03     4/30/02      4/30/01     4/30/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $21.060     $16.970      $20.570     $25.170      $36.690     $26.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.056)     (0.121)      (0.106)     (0.139)      (0.220)     (0.196)
Net realized and unrealized gain (loss) on investments         (0.114)      4.211       (3.494)     (4.461)     (11.300)     12.455
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                               (0.170)      4.090       (3.600)     (4.600)     (11.520)     12.259
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --           --      (1.049)
In excess of net realized gain on investments                      --          --           --          --           --      (0.580)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --           --      (1.629)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $20.890     $21.060      $16.970     $20.570      $25.170     $36.690
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                (0.81%)     24.10%      (17.50%)    (18.28%)     (31.38%)     48.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,711     $42,410      $36,080     $53,381      $50,157     $58,967
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.20%        1.12%       1.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.45%       1.61%        1.58%       1.25%        1.13%       1.04%
Ratio of net investment loss to average net assets             (0.58%)     (0.62%)      (0.67%)     (0.61%)      (0.65%)     (0.60%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.78%)     (0.98%)      (1.00%)     (0.66%)      (0.66%)     (0.60%)
Portfolio turnover                                                75%         82%          69%        127%         156%        183%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                               DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS                           October 31, 2004 (Unaudited)


Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investment, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare a special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2004 were approximately $1,827. The expense paid under the above arrangements is included in the expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses.

At October 31, 2004, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                        $191,744
   Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
     payable to DSC                                                 259,970
   Other expenses payable to DMC and affiliates*                     12,154

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services, provided to the Fund by DMC employees. For the period ended October 31, 2004, the Fund had no legal services expenses.

NOTES                                                DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


For the period ended October 31, 2004, DDLP earned $17,067 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended October 31, 2004, the Fund made purchases of $223,770,941 and sales of $275,585,931 of investment securities other than U.S. government securities and short-term investments.

At October 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the cost of investments was $568,414,170. At October 31, 2004, the net unrealized appreciation was $53,259,685 of which $77,918,619 related to unrealized appreciation of investments and $24,658,934 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. During the period ended October 31, 2004 and the year ended April 30, 2004, there were no dividends or distributions paid.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                      $1,408,349,353
  *Capital loss carryforwards                           (896,050,071)
   Unrealized appreciation of investments                 53,259,685
                                                      --------------
   Net assets                                         $  565,558,967
                                                      ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund merger with Delaware Technology and Innovation Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended October 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net investment loss                Paid-in Capital
           $3,787,175                               $(3,787,175)

At October 31, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $909,537,916, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$22,409,888 expires in 2008, $166,380,616 expires in 2009, $504,089,842 expires in 2010, $198,127,159 expires in 2011 and $18,530,411 expires in 2012.

For the period ended October 31, 2004, the Fund had capital gains of $13,487,845, which may be offset by the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                        Six Months      Year
                                                           Ended       Ended
                                                         10/31/04     4/30/04
Shares sold:
  Class A                                                 881,973    2,679,940
  Class B                                                 160,738      690,912
  Class C                                                 123,578      592,933
  Class R                                                  36,309       13,380
Institutional Class                                       293,321    1,144,524

Shares issued from merger(1):
  Class A                                                      --      401,912
  Class B                                                      --      442,563
  Class C                                                      --      123,316
Institutional Class                                            --          691
                                                       ----------   ----------
                                                        1,495,919    6,090,171
                                                       ----------   ----------
Shares repurchased:
  Class A                                              (2,748,547)  (3,798,951)
  Class B                                              (1,953,885)  (2,935,651)
  Class C                                                (938,437)  (1,711,031)
  Class R                                                  (5,391)        (658)
Institutional Class                                      (597,261)  (1,257,711)
                                                       ----------   ----------
                                                       (6,243,521)  (9,704,002)
                                                       ----------   ----------
Net decrease                                           (4,747,602)  (3,613,831)
                                                       ==========   ==========

(1) See Note 6

For the period ended October 31, 2004 and the year ended April 30, 2004, 59,844 Class B shares were converted to 55,355 Class A shares valued at $1,133,323 and 70,794 Class B shares were converted to 65,834 Class A shares valued at $1,331,261, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

NOTES                                                DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Technology and Innovation Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Technology and Innovation Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized losses of Delaware Technology and Innovation Fund as of the close of business on March 26, 2004 were as follows:

                                            Net Unrealized    Accumulated Net
                              Net Assets     Appreciation     Realized Losses
                              ----------     ------------     ---------------
Delaware Technology
  and Innovation
  Fund                       $19,702,541       $4,717,376       $(143,227,361)

The net assets of the Fund prior to the Reorganization were $683,131,078.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2004, or at any time during the period.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high quality, short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2004, the market value of the securities on loan was $52,208,143, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small- and medium- sized companies and may be subject to certain risks associated with ownership of securities of small- and medium- sized companies. Investments in small- and medium- sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                        CONTACT INFORMATION

WALTER P. BABICH                             JUDE T. DRISCOLL                           INVESTMENT MANAGER
Board Chairman                               Chairman                                   Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds       Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                        NATIONAL DISTRIBUTOR
JOHN H. DURHAM                               JOSEPH H. HASTINGS                         Delaware Distributors, L.P.
Private Investor                             Executive Vice President and               Philadelphia, PA
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds       SHAREHOLDER SERVICING, DIVIDEND
ANTHONY D. KNERR                             Philadelphia, PA                           DISBURSING AND TRANSFER AGENT
Managing Director                                                                       Delaware Service Company, Inc.
Anthony Knerr & Associates                   RICHELLE S. MAESTRO                        2005 Market Street
New York, NY                                 Executive Vice President,                  Philadelphia, PA 19103-7094
                                             Chief Legal Officer and Secretary
ANN R. LEVEN                                 Delaware Investments Family of Funds       FOR SHAREHOLDERS
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                           800 523-1918
National Gallery of Art
Washington, DC                               MICHAEL P. BISHOF                          FOR SECURITIES DEALERS AND FINANCIAL
                                             Senior Vice President and Treasurer        INSTITUTIONS REPRESENTATIVES ONLY
THOMAS F. MADISON                            Delaware Investments Family of Funds       800 362-7500
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                      WEB SITE
Minneapolis, MN                                                                         www.delawareinvestments.com

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9051)                                                        Printed in the USA
SA-316 [10/04] IVES 12/04                                                  J9878

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  VOYAGEUR MUTUAL FUNDS III

JUDE T. DRISCOLL
By: Jude T. Driscoll
    --------------------
Title:   Chairman
Date:    12/29/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
By: Jude T. Driscoll
    -------------------
Title:   Chairman
Date:    12/29/04

JOSEPH H. HASTINGS
By:      Joseph H. Hastings
         -----------------------
Title:   Chief Financial Officer
Date:    12/29/04